UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.
(Exact name of registrant as specified in charter)

530 Fifth Avenue, 26th Floor, New York, New York 10036
(Address of principal executive offices) (Zip code)

Eugene S. Stark

General American Investors Company, Inc.

530 Fifth Avenue

26th Floor

New York, New York 10036

(Name and address of agent for service)

Copy to:

William G. Farrar, Esq.

Sullivan & Cromwell LLP

125 Broad Street

New York, New York 10004

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

TO THE STOCKHOLDERS

F

or the six months ended June 30, 2023, return as measured based upon net asset value (NAV) per common share, including reinvestment of dividends and distributions, was 16.26% while the investment return to our stockholders (based upon market price per share), also including reinvestment of dividends and distributions, was 15.41%. By comparison, the return for our benchmark, the Standard and Poor’s 500 Stock Index (including income), was 16.89% during this period. For the twelve months ended June 30, 2023, return on net asset value was 23.43% and return to our stockholders was 21.25% which compares to the return of the S&P 500 Stock Index of 19.59%. During both time periods, the discount at which our shares traded continued to fluctuate and on June 30, 2023 it was 17.35%.

As detailed in the accompanying financial statements (unaudited), as of June 30, 2023, the net assets applicable to the Company’s Common Stock were $1,200,083,087 equal to $50.48 per Common Share.

The increase in net assets resulting from operations for the six months ended June 30, 2023 was $167,049,359. During this period, the net realized gain on investments was $36,370,996 and the increase in net unrealized appreciation was $130,321,179. Net investment income for the six months was $6,013,170. Distributions to preferred shareholders amounted to $5,655,986. During the six months, the Company also repurchased 203,589 of its shares at a cost of $8,125,917, an average discount to net asset value of 17.5%.

The S&P 500 for the first half of 2023 recorded solid performance despite a still elevated but declining inflation rate, rising short-term interest rates, a near-record yield curve inversion, and weakening U.S. and worldwide GDP growth. While positive first-quarter performance for equities resulted from a few select mega-capitalized equities, participation in the rally broadened during the second quarter as investors’ worst fears over bank solvency and the economy did not materialize.

The U.S. economy continues to move ahead even as consumption growth from pandemic excess savings diminishes and long-delayed student loan payments resume. Evidence of increasing consumer pressure abounds with higher default rates, slower debt payments, and rising credit card balances. Though stabilizing somewhat, business activity surveys remain volatile. Commercial real estate weakness looks increasingly to require a multi-year workout impairing balance sheets for lenders and owners alike. Recent commentary suggests the Federal Reserve has restarted quantitative tightening after a brief hiatus following the bank solvency issues. It has committed to raising interest rates or maintaining them higher for longer. The combination may yet yield tighter financial conditions.

Despite these concerns, employment data remain robust, with real wages improving for the first time in 2 years as inflation decelerates. The JOLT index of jobs available and unemployment benefits claims suggest tight labor market conditions. In nominal terms, courtesy of high-performing equity and housing markets and higher yields on fixed-income securities, household net worth has nearly recaptured last year’s peak, likely contributing to recently improved consumer confidence data. Fiscal stimulus through the Inflation Reduction Act, the Infrastructure Act, and other government-funded investment programs has also shored-up economic performance and may improve short-term potential GDP growth. Additionally, though too early to determine, corporate margins appear to be holding up better than the deceleration in GDP growth would suggest.

Though returns for equity markets have been outstanding thus far in 2023, the investment environment remains murky. Elevated valuations for the largest mega-capitalized companies and rising valuations for smaller companies amid an economic backdrop that continues to decelerate suggests that equities’ progress may be volatile: especially since the Federal Reserve seems willing to work toward ever tighter financial conditions to alleviate long-term stickier inflation pressures by increasing unemployment or curbing investment. We continue to view equities as attractive for the long term, but fixed-income securities, particularly short-dated U.S. Treasuries, provide stiff competition for the marginal investment dollar.

Information about the Company, including our investment objectives, operating policies and procedures, investment results, record of dividend and distribution payments, financial reports, and press releases, is on our website and has been updated through June 30, 2023. It can be accessed on the internet at www.generalamericaninvestors.com.

By Order of the Board of Directors,

General American Investors Company, Inc.

Jeffrey W. Priest
President and Chief Executive Officer

July 26, 2023

STATEMENT OF INVESTMENTS June 30, 2023 (Unaudited)
General American Investors

2

	Shares	COMMON STOCKS		Value (Note 1a)
Communication Services (8.8%)	Media and Entertainment (6.4%)
	459,923	Alphabet Inc. - Class C (a)		$55,636,885
	1,437,969	Angi Inc. - Class A (a)		4,745,298
	22,000	Meta Platforms, Inc. - Class A (a)		6,313,560
	111,478	The Walt Disney Company (a)		9,952,756
			(Cost $38,917,138)	76,648,499
	Telecommunication Services (2.4%)
	501,392	AT&T Inc.		7,997,203
	150,848	T-Mobile US, Inc. (a)		20,952,787
			(Cost $25,382,330)	28,949,990
			(Cost $64,299,468)	105,598,489

Consumer Discretionary (10.0%)	Consumer Durables and Apparel (0.5%)
	50,000	NIKE, Inc. - Class B	(Cost $5,293,930)	5,518,500

	Consumer Services (1.9%)
	208,157	Expedia Group, Inc. (a)	(Cost $25,343,867)	22,770,294

	Distribution and Retail (7.6%)
	286,000	Amazon.com, Inc. (a)		37,282,960
	264,592	Bath & Body Works, Inc.		9,922,200
	525,092	The TJX Companies, Inc.		44,522,551
			(Cost $20,712,703)	91,727,711
			(Cost $51,350,500)	120,016,505

Consumer Staples (9.7%)	Distribution and Retail (2.4%)
	53,000	Costco Wholesale Corporation	(Cost $1,601,596)	28,534,140

	Food, Beverage and Tobacco (5.4%)
	325,000	Nestlé S.A. (Switzerland)		39,070,443
	140,000	PepsiCo, Inc.		25,930,800
			(Cost $15,322,831)	65,001,243
	Household and Personal Products (1.9%)
	435,000	Unilever PLC (Netherlands/United Kingdom)	(Cost $12,310,109)	22,646,608
			(Cost $29,234,536)	116,181,991

Energy (4.7%)	619,230	Cameco Corporation (Canada)		19,400,476
	81,991	Chevron Corporation		12,901,284
	1,020,030	Energy Transfer LP		12,954,381
	1,173,370	Gulf Coast Ultra Deep Royalty Trust		18,363
	83,512	Hess Corporation		11,353,456
			(Cost $29,807,234)	56,627,960

Financials (19.5%)	Banks (2.0%)
	80,000	JPMorgan Chase & Co.		11,635,200
	100,000	M&T Bank Corporation		12,376,000
			(Cost $3,188,933)	24,011,200
	Financial Services (6.7%)
	110	Berkshire Hathaway Inc. - Class A (a)(b)		56,959,100
	243,415	Nelnet, Inc. - Class A		23,484,679
			(Cost $2,968,650)	80,443,779
	Insurance (10.8%)
	776,249	Arch Capital Group Ltd. (a) (Bermuda)		58,102,238
	285,081	Axis Capital Holdings Limited (Bermuda)		15,345,910
	129,196	Everest Re Group, Ltd. (Bermuda)		44,166,945
	220,327	MetLife, Inc.		12,455,085
			(Cost $30,579,730)	130,070,178
			(Cost $36,737,313)	234,525,157

3

STATEMENT OF INVESTMENTS June 30, 2023 (Unaudited) - continued
General American Investors

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Health Care (8.5%)	Equipment and Services (0.5%)
	70,000	Tenet Healthcare Corporation (a)	(Cost $3,978,206)	$5,696,600

	Pharmaceuticals, Biotechnology and Life Sciences (8.0%)
	50,010	Danaher Corporation		12,002,400
	119,900	Gilead Sciences, Inc.		9,240,693
	260,439	Intra-Cellular Therapies, Inc. (a)		16,490,998
	179,326	Merck & Co., Inc.		20,692,427
	1,839,424	Paratek Pharmaceuticals, Inc. (a)		4,065,127
	365,808	Pfizer Inc.		13,417,837
	119,250	Quantum-Si Incorporated - Class A (a)		213,458
	16,576	Regeneron Pharmaceuticals, Inc. (a)		11,910,519
	450,000	SomaLogic, Inc. - Class A (a)		1,039,500
	223,201	Valneva SE (a) (France)		1,625,987
	345,000	Valneva SE ADR (a) (France)		5,064,600
	62,583	VBI Vaccines, Inc. (a) (Canada)		205,898
			(Cost $61,217,367)	95,969,444
			(Cost $65,195,573)	101,666,044

Industrials (11.7%)	Capital Goods (3.7%)
	1,012,873	BAE Systems plc (United Kingdom)		11,924,446
	80,131	Eaton Corporation plc (Ireland)		16,114,344
	165,000	Raytheon Technologies Corporation		16,163,400
			(Cost $22,834,582)	44,202,190
	Commercial and Professional Services (6.7%)
	524,895	Republic Services, Inc.	(Cost $7,346,689)	80,398,167

	Transportation (1.3%)
	375,000	Uber Technologies, Inc. (a)	(Cost $10,228,761)	16,188,750
			(Cost $40,410,032)	140,789,107

Information Technology (23.9%)	Semiconductors and Semiconductor Equipment (8.9%)
	383,364	AIXTRON SE (Germany)		13,005,784
	61,652	Applied Materials, Inc.		8,911,180
	79,600	ASML Holding N.V. (Netherlands)		57,690,100
	21,500	Broadcom Inc.		18,649,745
	58,009	Universal Display Corporation		8,360,837
			(Cost $21,332,000)	106,617,646
	Software and Services (8.1%)
	20,000	Adobe Inc. (a)		9,779,800
	215,000	Microsoft Corporation		73,216,100
	34,381	Tyler Technologies, Inc. (a)		14,318,655
			(Cost $23,048,837)	97,314,555
	Technology, Hardware and Equipment (6.9%)
	321,000	Apple Inc.		62,264,370
	400,000	Cisco Systems, Inc.		20,696,000
			(Cost $7,117,035)	82,960,370
			(Cost $51,497,872)	286,892,571

Materials (4.3%)	524,528	Agnico Eagle Mines Limited (Canada)		26,215,909
	730,438	Alamos Gold Inc. - Class A (Canada)		8,706,821
	970,960	Algoma Steel Group Inc. (Canada)		6,893,816
	243,593	Cleveland-Cliffs Inc. (a)		4,082,619
	198,248	Huntsman Corporation		5,356,661
			(Cost $51,825,456)	51,255,826

4

STATEMENT OF INVESTMENTS June 30, 2023 (Unaudited) - continued
General American Investors

(see notes to unaudited financial statements)

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Miscellaneous (1.0%)	1,512,120	Other (c)	(Cost $14,347,449)	$12,345,705

		TOTAL COMMON STOCKS (102.1%)	(Cost $434,705,433)	1,225,899,355

		PURCHASED OPTIONS (a)
Puts	Contracts (100 shares each)	Company/Expiration Date/Exercise Price/Notional
Capital Goods (0.0%)	562	Eaton Corporation plc/October 20, 2023/ $185/$10,397,000	(Cost $426,351)	224,800

Commercial and Professional Services (0.0%)	500	Republic Services, Inc./October 20, 2023/ $140/$7,000,000	(Cost $196,204)	27,500

Materials (0.0%)	629	Steel Dynamics, Inc./August 18, 2023/$90/$5,661,000	(Cost $249,426)	40,885

Software and Services (0.0%)	200	Microsoft Corporation/September 15, 2023/ $315/$6,300,000	(Cost $204,993)	109,000

Technology, Hardware and Equipment (0.0%)	300	Apple Inc./September 15, 2023/$175/$5,250,000		50,400
	200	Apple Inc./September 15, 2023/$180/$3,600,000		48,400
			(Cost $213,531)	98,800

		TOTAL PURCHASED OPTIONS (0.0%)	(Cost $1,290,505)	500,985

	Principal	SHORT-TERM SECURITIES
	$35,000,000	U.S. Treasury Bill due July 20, 2023, 4.997% (d)	(Cost $34,907,694)	34,907,694

	Shares
	132,640,452	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.97% (e)	(Cost $132,640,452)	132,640,452

		TOTAL SHORT-TERM SECURITIES (14.0%)	(Cost $167,548,146)	167,548,146

TOTAL INVESTMENTS (f) (116.1%)			(Cost $603,544,084)	1,393,948,486
Liabilities in excess of other assets (-0.3%)				(3,748,224)
				1,390,200,262
PREFERRED STOCK (-15.8%)				(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)				$1,200,083,087

ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	50 shares of 110 total shares held as collateral for options written.
(c)	Securities which have been held for less than one year, not previously disclosed, and not restricted.
(d)	Yield to maturity at purchase.
(e)	7-day yield.
(f)	At June 30, 2023, the cost of investments and derivatives for Federal income tax purposes was $601,944,389; aggregate gross unrealized appreciation was $815,953,864; aggregate gross unrealized depreciation was $24,823,793; and net unrealized appreciation was $791,130,071.

5

STATEMENT OF OPTIONS WRITTEN June 30, 2023 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Calls	Contracts (100 shares each)	Company/Expiration Date/Exercise Price/Notional	Premiums Received*	Value (Note 1a)
Capital Goods (0.1%)	362	Eaton Corporation plc/October 20, 2023/$200/$7,240,000	$224,545	$448,880
	200	Eaton Corporation plc/October 20, 2023/$210/$4,200,000	93,680	146,000
			318,225	594,880

Commercial and Professional Services (0.0%)	500	Republic Services, Inc./October 20, 2023/$165/$8,250,000	77,010	87,500

Software and Services (0.0%)	200	Microsoft Corporation/September 15, 2023/$345/$6,900,000	147,593	287,000

Transportation (0.0%)	1,000	Uber Technologies, Inc./July 21, 2023/$40/$4,000,000	226,677	360,000
	500	Uber Technologies, Inc./July 21, 2023/ $42.5/$2,125,000	119,639	84,000
			346,316	444,000

		TOTAL OPTIONS WRITTEN (0.1%)	$889,144	$1,413,380

*The maximum cash outlay if all options are exercised is $32,715,000.

6

MAJOR STOCK CHANGES (a): Three Months Ended June 30, 2023 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Increases	Net Shares Transacted	Shares Held
New Positions
NIKE, Inc. - Class B	50,000	50,000
Quantum-Si Incorporated - Class A	—	119,250	(b)
SomaLogic, Inc. - Class A	—	450,000	(b)
Tenet Healthcare Corporation	20,000	70,000	(b)

Additions
Agnico Eagle Mines Limited	20,000	524,528
Alphabet Inc. - Class C	30,000	459,923
AT&T Inc.	55,000	501,392
Axis Capital Holdings Limited	35,081	285,081
BAE Systems plc	200,000	1,012,873
Bath & Body Works, Inc.	50,000	264,592
Danaher Corporation	10,000	50,010
MetLife, Inc.	50,000	220,327
Regeneron Pharmaceuticals, Inc.	1,500	16,576

Decreases
Eliminations
Venator Materials PLC	874,076	—

Reductions
Alamos Gold Inc. - Class A	275,000	730,438
Arch Capital Group Ltd.	87,154	776,249
Broadcom Inc.	3,500	21,500
Cisco Systems, Inc.	100,000	400,000
Eaton Corporation plc	6,000	80,131
Energy Transfer LP	100,000	1,020,030
Paratek Pharmaceuticals, Inc.	75,000	1,839,424
T-Mobile US, Inc.	51,500	150,848
Uber Technologies, Inc.	25,000	375,000

(a)Common shares unless otherwise noted.

(b)Shares purchased in prior period and previously carried under Common Stocks - Miscellaneous - Other.

7

PORTFOLIO DIVERSIFICATION June 30, 2023 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

The diversification of the Company’s net assets applicable to its Common Stock by industry group as of June 30, 2023 is shown in the table.

Industry Category	Cost (000)	Value (000)	Percent Common Net Assets*
Information Technology
Semiconductors & Semiconductor Equipment	$21,332	$106,618	8.9%
Software & Services	23,254	97,423	8.1
Technology, Hardware & Equipment	7,330	83,059	6.9
	51,916	287,100	23.9
Financials
Banks	3,189	24,011	2.0
Financial Services	2,969	80,444	6.7
Insurance	30,580	130,070	10.8
	36,738	234,525	19.5
Industrials
Capital Goods	23,261	44,427	3.7
Commercial & Professional Services	7,543	80,425	6.7
Transportation	10,229	16,189	1.3
	41,033	141,041	11.7
Consumer Discretionary
Consumer Durables & Apparel	5,294	5,519	0.5
Consumer Services	25,344	22,770	1.9
Distribution & Retail	20,713	91,728	7.6
	51,351	120,017	10.0
Consumer Staples
Distribution & Retail	1,602	28,534	2.4
Food, Beverage & Tobacco	15,323	65,001	5.4
Household & Personal Products	12,310	22,647	1.9
	29,235	116,182	9.7
Communication Services
Media & Entertainment	38,917	76,648	6.4
Telecommunication Services	25,382	28,950	2.4
	64,299	105,598	8.8
Health Care
Equipment & Services	3,978	5,697	0.5
Pharmaceuticals, Biotechnology & Life Sciences	61,217	95,969	8.0
	65,195	101,666	8.5

Energy	29,807	56,628	4.7
Materials	52,075	51,297	4.3
Miscellaneous**	14,347	12,346	1.0

	435,996	1,226,400	102.1
Short-Term Securities	167,548	167,548	14.0
Total Investments	$603,544	1,393,948	116.1
Liabilities in Excess of Other Assets		(3,748)	(0.3)
Preferred Stock		(190,117)	(15.8)
Net Assets Applicable to Common Stock		$1,200,083	100.0%

*Net Assets applicable to the Company’s Common Stock.

**Securities which have been held for less than one year, not previously disclosed, and not restricted.

8

STATEMENT OF ASSETS AND LIABILITIES June 30, 2023 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Assets
INVESTMENTS, AT VALUE (NOTE 1a)
Common stocks (cost $434,705,433)		$1,225,899,355
Purchased options (cost $1,290,505; note 4)		500,985
U.S. Treasury bills (cost $34,907,694)		34,907,694
Money market fund (cost $132,640,452)		132,640,452

Total investments (cost $603,544,084)		1,393,948,486

OTHER ASSETS
Cash	$20,042
Receivable for securities sold	2,600,876
Dividends, interest and other receivables	1,636,130
Present value of future office lease payments (note 8)	3,255,699
Qualified pension plan asset, net excess funded (note 7)	8,034,102
Prepaid expenses, fixed assets, and other assets	677,883	16,224,732

TOTAL ASSETS		1,410,173,218

Liabilities
Payable for securities purchased	422,652
Accrued compensation payable to officers and employees	2,322,751
Outstanding options written, at value (premiums received $889,144; note 4)	1,413,380
Accrued Preferred Stock dividend not yet declared	219,955
Present value of future office lease payments (note 8)	3,255,699
Accrued supplemental pension plan liability (note 7)	4,964,893
Accrued supplemental thrift plan liability (note 7)	6,918,822
Accrued expenses and other liabilities	454,804

TOTAL LIABILITIES		19,972,956

5.95% CUMULATIVE PREFERRED STOCK, SERIES B -
7,604,687 shares at a liquidation value of $25 per share (note 5)		190,117,175

NET ASSETS APPLICABLE TO COMMON STOCK - 23,775,433 shares (note 5)		$1,200,083,087

NET ASSET VALUE PER COMMON SHARE		$50.48

Net Assets Applicable to Common Stock
Common Stock, 23,775,433 shares at $1 par value per share (note 5)	$23,775,433
Additional paid-in capital (note 5)	351,289,162
Unallocated distributions on Preferred Stock	(5,875,941)
Total distributable earnings (note 5)	830,499,437
Accumulated other comprehensive income (note 7)	394,996

NET ASSETS APPLICABLE TO COMMON STOCK		$1,200,083,087

9

STATEMENT OF OPERATIONS Six Months Ended June 30, 2023 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Income
Dividends (net of foreign withholding taxes of $294,280)		$8,873,991
Interest		3,801,849
		12,675,840

Expenses
Investment research	$3,904,774
Administration and operations	1,672,269
Office space and general	495,956
Transfer agent, custodian, and registrar fees and expenses	171,403
Auditing and legal fees	159,041
Directors’ fees and expenses	119,757
State and local taxes	80,831
Stockholders’ meeting and reports	58,639	6,662,670

NET INVESTMENT INCOME		6,013,170

Net Realized Gain and Change In Unrealized Appreciation on Investments (Notes 1, 3 and 4)
Net realized gain (loss) on investments:
Common stocks	36,005,166
Purchased options	(1,632,308)
Written options	1,998,082
Foreign currency transactions	56
	36,370,996
Net increase (decrease) in unrealized appreciation:
Common stocks	132,545,243
Purchased options	(1,082,673)
Written options	(1,152,962)
Short-term securities and other	11,571
	130,321,179
GAINS AND APPRECIATION ON INVESTMENTS		166,692,175
NET INVESTMENT INCOME, GAINS, AND APPRECIATION ON INVESTMENTS		172,705,345
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS		(5,655,986)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$167,049,359

STATEMENTS OF CHANGES IN NET ASSETS

Operations	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Net investment income	$6,013,170	$5,508,597
Net realized gain on investments	36,370,996	29,845,465
Net increase (decrease) in unrealized appreciation	130,321,179	(212,628,738)
	172,705,345	(177,274,676)
Distributions to Preferred Stockholders	(5,655,986)	(11,311,972)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	167,049,359	(188,586,648)

Other Comprehensive Loss - Funded Status of Defined Benefit Plans (Note 7)	—	(995,115)

Distributions to Common Stockholders	—	(36,099,231)

Capital Share Transactions (Note 5)
Value of Common Shares issued in payment of dividends and distributions	—	9,187,543
Cost of Common Shares purchased	(8,125,917)	(25,135,568)
DECREASE IN NET ASSETS - CAPITAL SHARE TRANSACTIONS	(8,125,917)	(15,948,025)

NET INCREASE (DECREASE) IN NET ASSETS	158,923,442	(241,629,019)

Net Assets Applicable to Common Stock
BEGINNING OF PERIOD	1,041,159,645	1,282,788,664

END OF PERIOD	$1,200,083,087	$1,041,159,645

10

FINANCIAL HIGHLIGHTS
General American Investors

(see notes to unaudited financial statements)

The following table shows per share operating performance data, total investment return, ratios, and supplemental data for the six months ended June 30, 2023 and for each year in the five-year period ended December 31, 2022. This information has been derived from information contained in the financial statements and market price data for the Company’s shares.

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31,
			2022	2021	2020	2019	2018
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$43.42		$52.59	$44.00	$43.70	$34.51	$40.47
Net investment income	0.25		0.22	0.02	0.13	0.33	0.31
Net gain (loss) on common stocks, options and other-realized and unrealized	7.05		(7.38)	12.14	3.10	11.78	(3.03)
Other comprehensive income (loss)	—		(0.04)	0.20	0.03	(0.01)	(0.05)
	7.30		(7.20)	12.36	3.26	12.10	(2.77)
Distributions on Preferred Stock:
Dividends from net investment income	—		(0.07)	(0.06)	(0.03)	(0.07)	(0.06)
Distributions from net capital gains	—		(0.40)	(0.41)	(0.43)	(0.39)	(0.38)
Unallocated	(0.24)		—	—	—	—	—
	(0.24)		(0.47)	(0.47)	(0.46)	(0.46)	(0.44)
Total from investment operations	7.06		(7.67)	11.89	2.80	11.64	(3.21)
Distributions on Common Stock:
Dividends from net investment income	—		(0.14)	(0.46)	(0.15)	(0.39)	(0.29)
Distributions from net capital gains	—		(1.36)	(2.84)	(2.35)	(2.06)	(2.46)
	—		(1.50)	(3.30)	(2.50)	(2.45)	(2.75)
Net asset value, end of period	$50.48		$43.42	$52.59	$44.00	$43.70	$34.51
Per share market value, end of period	$41.72		$36.15	$44.20	$37.19	$37.74	$28.44

TOTAL INVESTMENT RETURN -
Stockholder return, based on market price per share	15.41	%*	(14.92)%	28.16%	5.23%	41.54%	(9.87)%
RATIOS AND SUPPLEMENTAL DATA
Net assets applicable to Common Stock end of period (000’s omitted)	$1,200,083		$1,041,160	$1,282,789	$1,087,971	$1,081,698	$896,789
Ratio of expenses to average net assets applicable to Common Stock	1.19	%**	1.13%	1.24%	1.22%	1.28%	1.20%
Ratio of net income to average net assets applicable to Common Stock	1.07	%**	0.50%	0.05%	0.32%	0.81%	0.78%
Portfolio turnover rate	7.97	%*	16.53%	24.74%	19.33%	17.76%	23.00%

PREFERRED STOCK
Liquidation value, end of period (000’s omitted)	$190,117		$190,117	$190,117	$190,117	$190,117	$190,117
Asset coverage	731%		648%	775%	672%	669%	572%
Asset coverage per share	$182.81		$161.91	$193.68	$168.07	$167.24	$142.93
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Market value per share	$25.42		$25.50	$26.86	$27.50	$27.60	$25.72

*Not annualized

**Annualized

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)
General American Investors

1. Significant Accounting Policies and Other Matters – General American Investors Company, Inc. (the “Company”), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) pursuant to the requirements for reporting; Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), and Regulation S-X.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, expenses, and gains and losses during the reported period. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ, and these differences could be material.

a. Security Valuation Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt, domestic and foreign, and U.S. government securities are generally traded in the over-the-counter market rather than on a national securities exchange. The Company utilizes the latest bid prices furnished by independent pricing services with respect to transactions in such securities to determine current market value if maturity date exceeds 60 days. Investments in such securities maturing within 60 days or less are valued at amortized cost. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

b. Options The Company may purchase and write (sell) exchange traded put and call options on equity securities. The Company purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain market exposure. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company and is parenthetically disclosed on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For exchange traded options purchased, the Company bears the risk of loss in the amount of the premiums paid plus appreciation in market value should a counterparty fail to perform under the contract. Options written by the Company do not give rise to counterparty risk as options written obligate the Company to perform. The Company has not entered into a master netting agreement with respect to options on equity securities. See Note 4 for option information.

c. Security Transactions and Investment Income Security transactions are recorded as of the trade date. Realized gains and losses are determined on the specific identification method. Dividend income and distributions to stockholders are recorded as of the ex-dividend dates. Interest income is recognized daily on the accrual basis, adjusted for the accretion of discounts and amortization of premiums.

d. Foreign Currency Translation and Transactions Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies versus U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Company’s Board of Directors. The Company does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. These changes are combined and included in net realized and unrealized gain or loss on the Statement of Operations.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

1. Significant Accounting Policies and Other Matters – (Continued from bottom of previous page.)

Realized foreign exchange gains or losses may also arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses may also arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

e. Dividends and Distributions The Company expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually to common shareholders and quarterly to preferred shareholders. Dividends and distributions to common and preferred shareholders, which are determined in accordance with Federal income tax regulations, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital as they arise.

f. Federal Income Taxes The Company’s policy is to fulfill the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its stockholders. Accordingly, no provision for Federal income taxes is required. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Company’s tax positions taken or expected to be taken on Federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Company’s financial statements.

g. Indemnifications In the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these indemnification provisions and expects any future risk of loss thereunder to be remote.

2. Fair Value Measurements – Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued at net asset value, typically $1 per share),

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, etc.), and

Level 3 - significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. No transfers among levels occurred during the six months ended June 30, 2023. The following is a summary of the inputs used to value the Company’s net assets as of June 30, 2023:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$1,225,899,355	$—	$—	$1,225,899,355
Purchased options	500,985	—	—	500,985
U.S. Treasury bills	—	34,907,694	—	34,907,694
Money market fund	132,640,452	—	—	132,640,452
Total	$1,359,040,792	$34,907,694	$—	$1,393,948,486

Liabilities
Options written	$1,413,380	—	$—	$1,413,380

3. Purchases and Sales of Securities – Purchases and sales of securities (other than short-term securities and options) for the six months ended June 30, 2023 amounted to $91,469,612 and $120,453,950, on long transactions, respectively.

4. Options – In order to enhance financial statement disclosure for derivative instruments, the following table is intended to enable investors to understand: a) how and why the Company uses purchased and written options on equity securities, b) how purchased and written options on equity securities are accounted for, and c) how purchased and written options on equity securities affect the Company’s financial position and results of operations. As of June 30, 2023, the Company has not offset any of the positions and the positions are presented gross on the Statement of Assets and Liabilities.

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

4. Options – (Continued from bottom of previous page.)

The following table presents options contracts by location and as presented on the Statement of Assets and Liabilities as of June 30, 2023.

	Asset Options		Liability Options
Underlying Risk	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity	Purchased options	$500,985	Outstanding options written, at value	$1,413,380

The following table presents the effect of options activity on the Statement of Operations for the six months ended June 30, 2023.

Underlying Risk	Statement of Operations	Realized Gain (Loss) on Options	Change in Unrealized Appreciation (Depreciation) on Options
Equity	Purchased options	$(1,632,308)	$(1,082,673)
Equity	Written options	1,998,082	(1,152,962)
		$365,774	$(2,235,635)

The average monthly options activity during the six months ended June 30, 2023.

	Purchased Options Contracts	Written Options Contracts
Numbers of Contracts	796	2,130

5. Capital Stock and Dividend Distributions – The authorized capital stock of the Company consists of 50,000,000 shares of Common Stock, $1.00 par value, and 10,000,000 shares of Preferred Stock, $1.00 par value. With respect to the Common Stock, 23,775,433 shares were issued and outstanding; 8,000,000 Preferred Shares were originally issued and 7,604,687 were outstanding on June 30, 2023.

On September 24, 2003, the Company issued and sold 8,000,000 shares of its 5.95% Cumulative Preferred Stock, Series B in an underwritten offering. The Preferred Shares were noncallable for the 5 year period ended September 24, 2008 and have a liquidation preference of $25.00 per share plus accumulated and unpaid dividends to the date of redemption. Cumulatively, the Board of Directors has authorized the repurchase of up to 2 million Preferred Shares in the open market at prices below $25.00 per share. To date, 395,313 shares have been repurchased.

The Company allocates distributions from net capital gains and other types of income proportionately among holders of shares of Common Stock and Preferred Stock. To the extent that dividends on the shares of Preferred Stock are not paid from net capital gains, they will be paid from investment company taxable income, or will represent a return of capital.

Under the Investment Company Act of 1940, the Company is required to maintain an asset coverage level of at least 200% of the Preferred Stock. In addition, pursuant to Moody’s Investor Service, Inc. Rating Agency Guidelines, the Company is required to maintain a certain amount of discounted asset coverage for its portfolio that equals or exceeds a Basic Maintenance Amount. If the Company fails to meet these requirements and does not cure such failure, the Company may be required to redeem, in whole or in part, shares of Preferred Stock at a redemption price of $25.00 per share plus accumulated and unpaid dividends. In addition, failure to meet the foregoing asset coverage requirements could restrict the Company’s ability to pay dividends on shares of Common Stock and could lead to sales of portfolio securities at inopportune times.

The holders of Preferred Stock have voting rights equivalent to those of the holders of Common Stock (one vote per share) and, generally, vote together with the holders of Common Stock as a single class. Holders of Preferred Stock will elect two members to the Company’s Board of Directors and the holders of Preferred and Common Stock, voting as a single class, will elect the remaining directors. If the Company fails to pay dividends on the Preferred Stock in an amount equal to two full years’ dividends, the holders of Preferred Stock will have the right to elect a majority of the directors. In addition, the Investment Company Act of 1940 requires that approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Stock and (b) take any action requiring a vote of security holders, including, among other things, changes in the Company’s subclassification as a closed-end investment company or changes in its fundamental investment policies.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

The Company presents its Preferred Stock, for which its redemption is outside of the Company’s control, outside of the net assets applicable to Common Stock in the Statement of Assets and Liabilities.

Transactions in Common Stock during the six months ended June 30, 2023 and the year ended December 31, 2022 were as follows:

	Shares		Amount
	2023	2022	2023	2022
Par value of Shares issued in payment of dividends and distributions (issued from treasury)	—	253,791	—	$253,791
Increase in paid-in capital	—	—	—	8,933,752
Total increase	—	253,791	—	9,187,543
Par value of Shares purchased (at an average discount from net asset value of 17.5% and 16.8%, respectively)	(203,589)	(666,903)	$(203,589)	(666,903)
Decrease in paid-in capital	—	—	(7,922,328)	(24,468,665)
Total decrease	(203,589)	(666,903)	(8,125,917)	(25,135,568)
Net decrease	(203,589)	(413,112)	$(8,125,917)	$(15,948,025)

At June 30, 2023, the Company held in its treasury 8,205,439 shares of Common Stock with an aggregate cost of $290,862,668.

The tax basis distributions during the year ended December 31, 2022 are as follows: ordinary distributions of $4,845,219 and net capital gains distributions of $42,565,984. As of December 31, 2022, distributable earnings on a tax basis totaled $664,077,324 consisting of $3,257,712 from undistributed net capital gains and $660,819,612 from net unrealized appreciation on investments. Reclassifications arising from permanent “book/tax” difference reflect non-tax deductible expenses during the year ended December 31, 2022. As a result, additional paid-in capital was decreased by $1,325,000 and total distributable earnings was increased by $1,325,000. Net assets were not affected by this reclassification. As of December 31, 2022, the Company had wash loss deferrals of $192,525 and straddle loss deferrals of $2,408,944.

6. Officers’ Compensation – The aggregate compensation accrued and paid by the Company during the six months ended June 30, 2023 to its officers (identified on back cover) amounted to $4,013,404.

7. Benefit Plans – The Company has funded (qualified) and unfunded (supplemental) noncontributory defined benefit pension plans that are available to its employees. The pension plans provide defined benefits based on years of service and final average salary with an offset for a portion of social security covered compensation. The components of the net periodic benefit cost (income) of the plans for the six months ended June 30, 2023 were:

Service cost	$225,613
Interest cost	594,972
Expected return on plan assets	(977,621)
Net periodic benefit cost	$(157,036)

The Company recognizes the overfunded status of its defined benefit postretirement plan as an asset in the Statement of Assets and Liabilities and recognizes changes in funded status in the year in which the changes occur through other comprehensive income.

The Company also has funded (qualified) and unfunded (supplemental) defined contribution thrift plans that are available to its employees. The aggregate cost of such plans for the six months ended June 30, 2023 was $415,679. The qualified thrift plan acquired 11,400 shares in the open market of the Company’s Common Stock during the six months ended June 30, 2023 and held 615,263 shares of the Company’s Common Stock at June 30, 2023.

8. Operating Lease Commitment – The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases, which requires lessees to reassess if a contract is or contains lease agreements and assess the lease classification to determine if they should recognize a right-of-use asset and offsetting liability on the Statement of Assets and Liabilities that arises from entering into a lease, including an operating lease. The right-of-use asset and offsetting liability is reported on the Statement of Assets and Liabilities in line items entitled, “Present value of future office lease payments.” Since the operating lease does not specify an implicit rate, the right-of-use asset and liability have been calculated using a discount rate of 3.0%, which is based upon high quality corporate interest rates for a term equivalent to the lease period as of January 1, 2018. The annual cost of the operating lease continues to be reflected as an expense in the Statements of Operations and Changes in Net Assets.

5. Capital Stock and Dividend Distributions – (Continued from bottom of previous page.)

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

In 2017, the Company entered into an operating lease agreement for office space which will expire in 2028 and provide for aggregate rental payments of approximately $6,437,500. The lease agreement contains clauses whereby the Company will receive free rent for a specified number of months and credit towards construction of office improvements and incurs escalations annually relating to operating costs and real property taxes and to annual rent charges beginning in 2023. Rental expense approximated $297,100 for the six months ended June 30, 2023. The Company has the option to extend the lease for an additional five years at market rates. As of June 30, 2023, no consideration has been given to extending this lease. Minimum rental commitments under this operating lease are approximately:

2023	$319,000
2024	663,000
2025	663,000
2026	663,000
2027	663,000
Thereafter	553,000
Total Remaining Lease Payments	3,524,000
Effect of Present Value Discounting	(268,301)
Present Value of Future Office Lease Payments	$3,255,699

OTHER MATTERS (Unaudited)

Previous purchases of the Company’s Common and Preferred Stock are set forth in Note 5 on pages 13-14. Prospective purchases of Common and Preferred Stock may be made at such times, at such prices, in such amounts and in such manner as the Board of Directors may deem advisable.

The policies and procedures used by the Company to determine how to vote proxies relating to portfolio securities and the Company’s proxy voting record for the twelve-month period ended June 30, 2023 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-800-436-8401), (2) on the Company’s website at www.generalamericaninvestors.com and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

On April 27, 2023, the Company submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Company’s principal executive officer certified that he was not aware, as of that date, of any violation by the Company of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Company’s principal executive and principal financial officer made a semi-annual certification, included in a filing with the SEC on Form N-CSR as of December 31, 2022 relating to, among other things, the Company’s disclosure controls and procedures and internal control over financial reporting, as applicable.

8. Operating Lease Commitment – (Continued from bottom of previous page.)

GENERAL AMERICAN INVESTORS
COMPANY, INC.

SEMI-ANNUAL REPORT

June 30, 2023

A Closed-End Investment Company

listed on the New York Stock Exchange

530 FIFTH AVENUE

NEW YORK • NY 10036

212-916-8400 • 1-800-436-8401

E-mail: InvestorRelations@gainv.com

www.generalamericaninvestors.com

DIRECTORS*

Spencer Davidson, Chairman

Arthur G. Altschul, Jr.	Rose P. Lynch
Rodney B. Berens	Jeffrey W. Priest
Clara E. Del Villar	Savannah Sachs
John D. Gordan, III	Henry R. Schirmer
Betsy F. Gotbaum

(*The Company is a stand-alone fund.)

OFFICERS

Jeffrey W. Priest, President and Chief Executive Officer

Anang K. Majmudar, Senior Vice-President

Andrew V. Vindigni, Senior Vice-President

Craig A. Grassi, Vice-President

Liron Kronzon, Vice-President

Sally A. Lynch, Vice-President

Eugene S. Stark, Vice-President, Administration;
Principal Financial Officer & Chief Compliance Officer

Samantha X. Jin, Treasurer

Linda J. Genid, Corporate Secretary

Connie A. Santa Maria, Assistant Corporate Secretary

SERVICE COMPANIES

Counsel Sullivan & Cromwell LLP Independent Auditors Ernst & Young LLP Custodian and Accounting Agent State Street Bank and Trust Company	Transfer Agent and Registrar Equiniti Trust Company, LLC 6201 15th Avenue Brooklyn, NY 11219 1-800-413-5499 www.equiniti.com/us

ITEM 2. CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

The schedule of investments in securities of unaffiliated issuers is included as part of the report to stockholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this semi-annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) General American Investors Company, Inc. Common Stock (GAM)

Period 2023	(a) Total Number of shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
01/01-01/31	4,673	$37.2900	4,673	1,362,575
02/01-02/28	—	—	—	1,362,575
03/01-03/31	14,573	37.8288	14,573	1,348,002
04/01-04/30	36,991	39.0009	36,991	1,311,011
05/01-05/31	49,843	39.5878	49,843	1,261,168
06/01-06/30	97,509	40.8632	97,509	1,163,659
Total for the period	203,589		203,589

Note -	The Board of Directors has authorized the repurchase of the registrant’s common stock when the shares are trading at a discount from the underlying net asset value of at least 8%. This represents a continuation of the repurchase program which began in March 1995. As of the beginning of the period, January 1, 2023, there were 1,367,248 shares available for repurchase under the aforementioned extension of such authorization. As of the end of the period, June 30, 2023, there were 1,163,659 shares available for repurchase under this program.

(b) General American Investors Company, Inc. Preferred Stock (GAMpB)

Period 2023	(a) Total Number of shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
01/01-01/31	—		—	1,604,687
02/01-02/28	—		—	1,604,687
03/01-03/31	—		—	1,604,687
04/01-04/30	—		—	1,604,687
05/01-05/31	—		—	1,604,687
06/01-06/30	—		—	1,604,687
Total for period	—		—

Note -	The Board of Directors has authorized the repurchase of the registrant's preferred stock when the shares are trading at a price not in excess of $25.00 per share. As of the beginning of the period, January 1, 2023, there were 1,604,687 shares available for repurchase under such authorization. As of the end of the period, June 30, 2023, there were 1,604,687 shares available for repurchase under this program.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors as set forth in the registrant's Proxy Statement, dated February 17, 2023.

ITEM 11. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of June 30, 2023, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 30, 2023, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal period that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 13. EXHIBITS

(a)	(1)	The code of ethics disclosure required by Item 2 is not applicable to this semi-annual report.

(2)	See separate certifications (Exhibit 99 CERT) for each of the principal executive officer and the principal financial officer of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(3)	Written solicitation to purchase securities is not applicable to this semi-annual report.

(4)	Change in independent public accountant is not applicable to this semi-annual report.

(b)	A certification (Exhibit 99.906 CERT) by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By:	/s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration

Date: August 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey W. Priest
Jeffrey W. Priest
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 3, 2023

By:	/s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: August 3, 2023